Document and Entity Information	May 11, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001403161
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	VISA INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33977
Entity Tax Identification Number	26-0267673
Entity Address, Address Line One	P.O. Box 8999
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94128-8999
City Area Code	(650)
Local Phone Number	432-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	V
Security Exchange Name	NYSE
A 2026 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2026
Trading Symbol	V26
Security Exchange Name	NYSE
A 2028 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2028
Trading Symbol	V28
Security Exchange Name	NYSE
A 2029 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2029
Trading Symbol	V29
Security Exchange Name	NYSE
A 2033 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Senior Notes due 2033
Trading Symbol	V33
Security Exchange Name	NYSE
A 2034 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2034
Trading Symbol	V34
Security Exchange Name	NYSE
A 2037 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2037
Trading Symbol	V37
Security Exchange Name	NYSE
A 2044 Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Senior Notes due 2044
Trading Symbol	V44
Security Exchange Name	NYSE